Related Party Transactions (Details) - USD ($)					3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Aug. 07, 2020	Aug. 06, 2020	Aug. 03, 2020	Jun. 11, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jul. 22, 2022
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares)					11,212,117			11,212,117		20,450,000
Related party, description								The Initial Shareholders have agreed not to transfer, assign or sell any of their Insider Shares (except to certain permitted transferees) until, with respect to 50% of the Insider Shares, the earlier of six months after the date of the consummation of the initial Business Combination and the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per ordinary share for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and, with respect to the remaining 50% of the Insider Shares, six months after the date of the consummation of the initial Business Combination, or earlier in each case if, subsequent to the initial Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.		ordinary shares equals or exceeds $12.50 per ordinary share for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and, with respect to the remaining 50% of the Insider Shares, six months after the date of the consummation of the initial Business Combination, or earlier in each case if, subsequent to the initial Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Payments of loan costs				$ 300,000
Borrowed amount	$ 300,000
Warrants conversion, description								The notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of such loans may be converted upon consummation of the Business Combination into additional private warrants at a price of $1.00 per warrant.		The notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of such loans may be converted upon consummation of the Business Combination into additional private warrants at a price of $1.00 per warrant.
Incurred expenses							$ 50,000			$ 120,000
Accrued expenses related party outstanding							$ 50,000	$ 0		$ 120,000
Aggregate purchase to ordinary shares (in Shares)			2,500,000							2,500,000
Aggregate to purchase price			$ 25,000,000							$ 25,000,000
Incurred expenses					$ 30,000	$ 30,000		90,000	$ 90,000
Price per share (in Dollars per share)			$ 10
Investment amount			$ 15,000,000
Purchasing Parties agreed								10,000,000
Ordinary shares purchased								$ 20,000,000
Ordinary shares price per share (in Dollars per share)		$ 10			$ 10			$ 10			$ 10.01
Business combination amount								$ 60,000,000
Purchase agreement amount								$ 10,000,000
Funds purchased											$ 1,000,000
Shareholder support agreement and forfeiture, description								In addition, the Sponsor has agreed that 25% or 1,000,000 shares of its New Orchestra common stock received in the domestication will be forfeited to New Orchestra on the first business day following the fifth anniversary of the closing of the Orchestra Business Combination unless, as to 500,000 shares, the VWAP (as defined in the Merger Agreement) of the New Orchestra common stock is greater than or equal to $15.00 per share over any 20 Trading Days (as defined in the Merger Agreement) within any 30-Trading Day period, and as to the remaining 500,000 shares, the VWAP of the New Orchestra common stock is greater than or equal to $20.00 per share over any 20-Trading Days within any 30-Trading Day period. Further, subject to the closing of the Orchestra Business Combination, the Sponsor has agreed to forfeit 50% of its warrants, comprising 750,000 warrants for no consideration.
Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares issued (in Shares)					11,212,117			11,212,117		20,450,000
Dividend per share value (in Dollars per share)			$ 0.113043478
Shares outstanding (in Shares)			406,250
Ordinary shares, shares outstanding (in Shares)			4,000,000		11,212,117			11,212,117		20,450,000
Ordinary shares, shares issued (in Shares)							450,000
Ordinary shares, shares outstanding (in Shares)			4,000,000
Ordinary shares price per share (in Dollars per share)					$ 10			$ 10
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Accrued expenses related party outstanding										$ 150,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, shares issued (in Shares)				3,593,750
Aggregate price				$ 28,750
Sponsor forfeit shares (in Shares)								521,739		521,739
Administrative expenses								$ 10,000		$ 10,000
Ordinary shares, shares issued (in Shares)				3,593,750
Insider Shares [Member]
Related Party Transactions (Details) [Line Items]
Subject to forfeiture, shares (in Shares)		521,739
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination percentage										50.00%